Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 952	$ 1,313
Prepaid insurance and subscriptions	2,803	2,420
Other	418	1,254
Prepayments	$ 4,173	$ 4,987